Note F - Interest Rate Swaps (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Note F - Interest Rate Swaps (Details) [Line Items]
Deposit Assets	$ 350	$ 350
Interest Rate Swap [Member]
Note F - Interest Rate Swaps (Details) [Line Items]
Derivative, Notional Amount	12,598	13,276
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net	$ 150	$ 223